Commitments and Contingencies - Narrative (Details) € in Millions, R$ in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Mar. 29, 2017 USD ($) renewal_period	Oct. 20, 2016 USD ($)	Sep. 15, 2016 USD ($)	Jun. 10, 2016 USD ($)	Jan. 07, 2015 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Nov. 30, 2012 MXN ($)	Dec. 31, 2018 USD ($) lawsuit extension_option	Dec. 31, 2018 MXN ($) lawsuit extension_option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 MXN ($)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2013 EUR (€)
Loss Contingencies [Line Items]
Rent and lease expense								$ 118,500,000		$ 106,100,000	$ 95,500,000
Contingent rent payments								28,700,000		24,200,000	$ 23,000,000
Total future minimum lease payments								39,633,000
Total future minimum lease payments								455,681,000
Maximum potential commitments								762,869,000
Provisions for litigation matters								$ 12,000,000
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit								5	5
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff						1,200
Mexican Tax Administration Service | Denial of deduction for inventory sold
Loss Contingencies [Line Items]
Alleged taxes, penalties and adjustments percentage associated with deductibility of cost of goods sold								65.00%	65.00%
Operating headquarters facility in Providence, Rhode Island | Facility leases
Loss Contingencies [Line Items]
Period of base rent to calculate termination fee								6 months	6 months
Number of lease extension options | extension_option								2	2
Period of each extension option								10 years	10 years
Useful life								40 years	40 years
Asset associated with lease								$ 55,600,000
Accumulated depreciation								17,000,000
Liability at end of the lease term								32,500,000
Net book value of asset at end of lease term								32,500,000
Total future minimum lease payments								18,800,000
Communication Equipment | Communication Equipment Capital Leases
Loss Contingencies [Line Items]
Asset associated with lease								36,200,000
Accumulated depreciation								19,100,000
Total future minimum lease payments								$ 20,800,000
Performance bonds
Loss Contingencies [Line Items]
Term of bonds								1 year	1 year
Maximum potential commitments								$ 480,744,000
Yeonama Holdings Co. Limited
Loss Contingencies [Line Items]
Investment, accounted for at cost								22,000,000		23,100,000							€ 19.8
Investment, additional commitment								1,700,000							€ 1.5	€ 10.2
Cost method investments, potential future commitment								$ 24,400,000				€ 21.3
Loxley GTECH Technology Co., LTD
Loss Contingencies [Line Items]
Ownership in joint venture (as a percent)								49.00%				49.00%	49.00%	49.00%
Other owner's percentage ownership in joint venture (as a percent)								51.00%				51.00%	51.00%	51.00%
Loxley GTECH Technology Co., LTD | Guarantee of unrelated issuer's performance bonds
Loss Contingencies [Line Items]
Maximum potential commitments								$ 11,600,000					R$ 375
Northstar Lottery Group LLC
Loss Contingencies [Line Items]
Controlling interest percentage								80.00%	80.00%
Main Manufacturing And Production Facility, Reno, Nevada | Facility In Reno Nevada | Facility leases
Loss Contingencies [Line Items]
Sale-leaseback agreement term	15 years 6 months
Number of lease renewal periods | renewal_period	4
Sale-leaseback agreement term, renewal	5 years
Annual rent increase (percent)	3.00%
Rent expense	$ 13,400,000
Total future minimum lease payments								$ 186,600,000
Zest Gaming Srl
Loss Contingencies [Line Items]
Contingent consideration liabilities								$ 7,500,000		$ 3,100,000		€ 6.5				€ 2.6
OPAP S.A. | Entity with common director or management figure
Loss Contingencies [Line Items]
Ownership interest held by related party investee (as a percent)								33.00%				33.00%	33.00%	33.00%
Tax Year 2006 | Mexico
Loss Contingencies [Line Items]
Alleged taxes, penalties and adjustments							$ 424.0		$ 539.0
Alleged taxes, penalties and adjustments percentage associated with deductibility of cost of goods sold							65.00%
Income tax audit, tax reserve								$ 18,100,000						$ 354.8
Minimum | Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed						$ 500,000,000
Minimum | Nettles v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed					$ 4,000,000
Minimum | McDonald v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed				$ 500,000
Minimum | Wiggins v. IGT Global Solutions Corp.
Loss Contingencies [Line Items]
Damages claimed			$ 1,000,000
Minimum | Campos et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed		$ 1,000,000